Investments in Financial Assets	12 Months Ended
Dec. 31, 2025
Investments in Financial Assets
Investments in Financial Assets

8. Investments in Financial Assets

Yarrow Biotechnology, Inc.

In May 2021, the Company obtained an 8% share in the common stock of Yarrow. ProQR’s share in Yarrow subsequently changed to 3.6%. Although ProQR only owns 3.6% of Yarrow’s shares, the Company had significant influence over Yarrow by virtue of its right to appoint one of Yarrow’s three board members, as well as its participation in Yarrow’s policy-making process, amongst other factors. As such, the Company’s interest in Yarrow was initially recognized as an investment in associate.

Gerard Platenburg, Chief Scientific Officer at ProQR, ended his term on Yarrow’s board of directors in October 2023. From then on, ProQR no longer had significant influence over Yarrow. Yarrow was therefore derecognized as an associate and was accounted for as a financial asset and measured at fair value.

ProQR holds a 3.6% interest in Yarrow. The Company elected to recognize subsequent changes in the fair value of its investment in Yarrow in Other Comprehensive Income. In October 2023, ProQR initially recognized its investment in the Yarrow financial asset at € nil. As at December 31, 2025, the fair value of the Yarrow financial asset amounted to € nil (2024: € nil).

Kamal Therapeutics, Inc.

In May 2019, the Company acquired a non-controlling interest in Wings Therapeutics, Inc. (“Wings”) as part of the strategic spin out of its Dystrophic Epidermolysis Bullosa (“DEB”) activities. In January 2021, Wings merged into Phoenicis Therapeutics, Inc. (“Phoenicis”) by means of a non-cash transaction. Consequently, Wings ceased to exist, and the related investment was derecognized. In 2021, a gain on disposal of associate was recognized amounting to € 514,000, which consisted of the € 621,000 fair value of Phoenicis equity instruments received by the Company, partly off-set by the derecognition of the carrying value of the Company’s investment in Wings of € 107,000.

In October 2025, Phoenicis changed its name to Kamal and completed a series seed financing round. We did not participate in this financing round and as a result our ownership percentage in Kamal was diluted.

ProQR holds a 0.2% interest in Kamal (2024: 3.9%). ProQR does not have significant influence in Kamal. The Company elected to recognize subsequent changes in the fair value of its investment in Kamal in Other Comprehensive Income. In September 2023, the investment was remeasured to nil, and ProQR recognized a fair value loss of € 621,000 in other comprehensive income. As at December 31, 2025 the fair value of the Kamal financial asset amounted to € nil (2024: € nil).